Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Remainder of Fiscal Year	$ 32,954
Year One	43,939	44,456
Year Two	43,939	44,456
Year Three	10,985	44,456
Year Four		11,117
Year Five
Total lease payments	131,817	144,485
Less: amount of lease payments representing interest	(17,010)	(19,471)
Present value of future minimum lease payments	114,807	125,014
Less: current obligations under leases	(35,650)	(35,428)	$ (57,329)
Non-current obligations	$ 79,157	$ 89,586	$ 139,631